February 29, 2016

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Quantitative Management Funds, Inc.
 consisting of the following series and classes:
  T. Rowe Price QM Global Equity Fund
  T. Rowe Price QM Global Equity Fund–Advisor Class
  T. Rowe Price QM Global Equity Fund–I Class
  T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund
  T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund–Advisor Class
  T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund–I Class
  T. Rowe Price QM U.S. Value Equity Fund
  T. Rowe Price QM U.S. Value Equity Fund–Advisor Class
  T. Rowe Price QM U.S. Value Equity Fund–I Class
 File Nos.: 333-26323/811-08203

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Fund’s Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on February 23, 2016.

The prospectuses and SAI went effective automatically on February 24, 2016.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman